CONVERTIBLE NOTES (Details - Schedule of derivative liabilities) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Convertible Notes
Derivative Liability, beginning	$ 689,231	$ 0
Increase to derivative due to new issuances	150,512	552,517
Decrease to derivative due to conversion	(210,042)
Derivative loss due to mark to market adjustment	314,120	136,714
Derivative Liability, ending	$ 943,821	$ 689,231